Loan Payable (Narrative) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Loan payable non-related party	$ 658,624	$ 630,624
Accrued interest	146,908	113,201
Non Related Loans Payable One
Short-term Debt [Line Items]
Loan payable non-related party	150,000	150,000
Accrued interest	29,181	37,931
Interest rate	10.00%	10.00%
Non Related Loans Payable Two
Short-term Debt [Line Items]
Loan payable non-related party	480,624	480,624
Accrued interest	107,727	75,270
Interest rate	12.00%	12.00%
Non Related Loans Payable Three
Short-term Debt [Line Items]
Loan payable non-related party	28,000
Interest rate	0.00%
Non Related Loans Payable Four
Short-term Debt [Line Items]
Loan payable non-related party
Interest rate